Financial Assets and Liabilities - Investments by remaining contractual maturity (Details) - Marketable debt securities - USD ($) $ in Thousands	Jun. 30, 2022	Jun. 30, 2021
Disclosure of financial assets [line items]
Total investments	$ 73,294	$ 315,601
Less than 1 year
Disclosure of financial assets [line items]
Total investments	73,294	265,679
Due after one year
Disclosure of financial assets [line items]
Total investments	$ 0	$ 49,922